LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
Schedule of long-term investments

	December 31,
	2011	2010
	(In thousands)
Equity method investments	$10,873	$148,607
Cost method investments	82,318	39,014
Auction rate securities	5,870	13,100
Long-term marketable equity securities	74,691	—

Total long-term investments	$173,752	$200,721

Schedule of equity method investments

	December 31,		Percent Ownership of Common Stock
	2011	2010
	(In thousands)
Meetic (Europe)	$—	$130,043	See Note 5
Other	10,873	18,564

Total equity method investments included in long-term investments	10,873	148,607
The Newsweek/Daily Beast Company (United States) included in accrued expenses and other current liabilities	(8,186)	—	50%

Total equity method investments	$2,687	$148,607

Schedule of summarized aggregated financial information of equity method investments

	December 31,
	2011	2010
	(In thousands)
Balance sheet data(a):
Current assets	$42,527	$83,948
Non-current assets	45,852	388,518
Current liabilities	(47,085)	(89,505)
Non-current liabilities	(11,044)	(18,900)

	Twelve Months Ended December 31,
	2011	2010	2009
	(In thousands)
Operating data(a):
Net sales	$368,433	$275,584	$114,128
Gross profit	105,749	67,716	36,900
Net (loss) income	(17,636)	14,083	(4,966)
(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.